Subsequent Events (Details) - Forecast [Member]	Oct. 30, 2026 USD ($)	Oct. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)
Subsequent Event [Line Items]
Loan amount		$ 1,000,000	$ 4,515,050
Remaining loan amount	$ 3,515,050
Agricultural Development Bank of China [Member]
Subsequent Event [Line Items]
Working capital loan, aggregate value				$ 698,461	¥ 5
Working capital loan, interest rate percentage				3.50%	3.50%